Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Goodwill and Other Intangible Assets

7. GOODWILL AND OTHER INTANGIBLE ASSETS

The information for intangible assets subject to amortization and for intangible assets not subject to amortization as of March 31, 2010 and 2011 is as follows:

	Millions of Yen
	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥141,046	¥(83,622)	¥57,424	¥147,204	¥(88,502)	¥58,702
Trademarks and customer relationships	106,776	(38,644)	68,132	86,074	(33,225)	52,849
Other	33,250	(11,740)	21,510	36,011	(17,731)	18,280

Total	281,072	(134,006)	147,066	269,289	(139,458)	129,831

Other intangible assets not subject to amortization			820			817

Total other intangible assets			¥147,886			¥130,648

	Thousands of U.S. Dollars
	2011
	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	$1,773,542	$(1,066,289)	$707,253
Trademarks and customer relationships	1,037,036	(400,301)	636,735
Other	433,868	(213,627)	220,241

Total	3,244,446	(1,680,217)	1,564,229

Other intangible assets not subject to amortization			9,843

Total other intangible assets			$1,574,072

The aggregate amortization expense of other intangible assets subject to amortization for the years ended March 31, 2009, 2010 and 2011 was ¥26,931 million, ¥28,612 million and ¥26,161 million ($315,193 thousand), respectively. The future amortization expense for each of the next five years relating to existing intangible assets is estimated to be the followings at March 31, 2011:

Years ending March 31	Millions of Yen
2012	¥27,692
2013	21,729
2014	17,358
2015	14,789
2016	11,835

The changes in the carrying amounts of goodwill for the years ended March 31, 2010 and 2011, are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Balance at beginning of year	¥250,330	¥246,637	$2,971,530
Goodwill acquired during the year	6,579	546	6,578
Foreign exchange impact and other	(10,272)	(26,120)	(314,698)

Balance at end of year	¥246,637	¥221,063	$2,663,410

As of March 31, 2010 and 2011, all of the carrying amounts of goodwill were allocated to the Imaging & Solutions segment.